Segment Information (Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Borrowings	¥ 606,157	¥ 546,432
Total liabilities	10,927,923	8,942,375
Allocated amounts [member]
Disclosure of operating segments [line items]
Total liabilities	10,321,766	8,395,943
Allocated amounts [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Total liabilities	461,706	344,287
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Total liabilities	1,209,940	1,118,166
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Total liabilities	1,330,601	1,126,031
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Total liabilities	5,718,117	4,323,580
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Total liabilities	1,521,818	1,407,484
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Total liabilities	79,584	76,395
Unallocated amounts [member]
Disclosure of operating segments [line items]
Borrowings	606,157	546,432
Total liabilities	¥ 606,157	¥ 546,432